Debt and Credit Facilities - Credit Facilities (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 4,900,000,000
Revolving syndicated credit facility, March 9, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	2,000,000,000
Borrowings	0	$ 0
Revolving syndicated credit facility, June 19, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	2,000,000,000		$ 2,000,000,000
Borrowings	$ 0	$ 0